Stock-based compensation (Details) - Schedule of conversion of the vested and unvested	3 Months Ended
Mar. 31, 2020 shares
Schedule of conversion of the vested and unvested [Abstract]
Balance at December 31, 2019	2,734,327
Forfeited	(18,940)
Balance at March 31, 2020 (prior to exchange ratio conversion)	1,886,797
Converted vested balance	4,313,917
Converted unvested balance	364,094
Balance at March 31, 2020 (post to exchange ratio conversion)	4,678,011
Cashed out	(828,590)